Share capital - Number of share and share capital (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Share capital
Share capital	$ 24,912	$ 24,746
Restructuring took effect retroactively during the year
Share capital
Number of shares	9,964,344	9,898,516
Share capital	$ 24,912	$ 24,746
Issuance of shares in the normal course of business | Restructuring took effect retroactively during the year
Share capital
Number of shares	5,191,300	5,125,472
Share capital	$ 12,978	$ 12,812
Issuance of shares to Swvl Inc. shareholders | Restructuring took effect retroactively during the year
Share capital
Number of shares	3,411,410	3,411,410
Share capital	$ 8,529	$ 8,529
Issuance of shares to SPAC shareholders | Restructuring took effect retroactively during the year
Share capital
Number of shares	557,960	557,960
Share capital	$ 1,395	$ 1,395
Conversion of convertible notes | Restructuring took effect retroactively during the year
Share capital
Number of shares	645,018	645,018
Share capital	$ 1,613	$ 1,613
Issuance of shares to PIPE investors | Restructuring took effect retroactively during the year
Share capital
Number of shares	158,656	158,656
Share capital	$ 397	$ 397
Other shares | Restructuring took effect retroactively during the year
Share capital
Share capital		$ 0